Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Without Sales Load [Member] | C000005541
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%	1.29%		2.23%
Without Sales Load [Member] | C000193180
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%	1.41%	2.42%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%	1.44%		2.43%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%	1.44%	2.54%